Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	Jan. 03, 2018	Dec. 31, 2018
Significant Accounting Policies (Textual)
Additional right-of-use		$ 794
Cumulative effect of accumulated deficit	$ 435